Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		$ 6,723		$ 6,611
Provision for credit losses		4,726	[1]	4,062	[2]
Net write-offs		(3,808)		(3,523)
Other, including foreign currency adjustment		(2)		(427)
Provision for credit losses
Balance at end of year		7,639		6,723
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		6,536	[3]	6,372
Provision for credit losses
Balance at end of year		7,463	[4]	6,536	[3]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[5]	1		90
Provision for credit losses
Balance at end of year	[5]	1		1
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]	186		149
Provision for credit losses
Balance at end of year	[6]	175		186
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,208	[7]	1,084
Provision for credit losses		304	[1]	257	[2]
Net write-offs		(110)		(76)
Other, including foreign currency adjustment		58		(57)
Provision for credit losses
Remeasurement	[8]	305		266
Newly originated or purchased financial assets		47		41
Derecognition of financial assets and maturities		(41)		(31)
Changes in models and methodologies	[9]	(7)		(19)
Gross write-offs		(135)		(100)
Recoveries		25		24
Foreign exchange and other movements	[10]	58		(57)
Balance at end of year	[7]	1,460		1,208
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,208
Provision for credit losses
Balance at end of year		1,460		1,208
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,319	[7]	2,414
Provision for credit losses		1,951	[1]	1,893	[2]
Net write-offs		(1,814)		(1,857)
Other, including foreign currency adjustment		(24)		(131)
Provision for credit losses
Remeasurement	[8]	1,822		1,787
Newly originated or purchased financial assets		390		365
Derecognition of financial assets and maturities		(236)		(287)
Changes in models and methodologies	[9]	(25)		28
Gross write-offs		(2,127)		(2,145)
Recoveries		313		288
Foreign exchange and other movements	[10]	(24)		(131)
Balance at end of year	[7]	2,432		2,319
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,319
Provision for credit losses
Balance at end of year		2,432		2,319
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,160	[7]	1,237
Provision for credit losses		1,399	[1]	1,122	[2]
Net write-offs		(1,242)		(1,166)
Other, including foreign currency adjustment		38		(33)
Provision for credit losses
Remeasurement	[8]	1,354		1,117
Newly originated or purchased financial assets		139		136
Derecognition of financial assets and maturities		(84)		(114)
Changes in models and methodologies	[9]	(10)		(17)
Gross write-offs		(1,466)		(1,356)
Recoveries		224		190
Foreign exchange and other movements	[10]	38		(33)
Balance at end of year	[7]	1,355		1,160
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,160
Provision for credit losses
Balance at end of year		1,355		1,160
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,687	[7]	4,735
Provision for credit losses
Remeasurement	[8]	3,481		3,170
Newly originated or purchased financial assets		576		542
Derecognition of financial assets and maturities		(361)		(432)
Changes in models and methodologies	[9]	(42)		(8)
Gross write-offs		(3,728)		(3,601)
Recoveries		562		502
Foreign exchange and other movements	[10]	72		(221)
Balance at end of year	[7]	5,247		4,687
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,036		1,876
Provision for credit losses		1,072	[1]	790	[2]
Net write-offs		(642)		(424)
Other, including foreign currency adjustment		(74)		(206)
Provision for credit losses
Remeasurement	[8]	1,122		700
Newly originated or purchased financial assets		1,311		936
Derecognition of financial assets and maturities		(1,362)		(995)
Changes in models and methodologies	[9]			237
Gross write-offs		(700)		(484)
Recoveries		58		60
Foreign exchange and other movements		(73)		(205)
Balance at end of period including off-balance sheet exposures	[7]	2,391		2,035
Less: Allowance for credits losses on off-balance sheet exposures	[6],[7]	(175)		(186)
Balance at end of year		2,392		2,036
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,035		1,786
Provision for credit losses
Balance at end of year				2,035
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]	1,849
Provision for credit losses
Balance at end of year	[7]	2,216		1,849
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,849
Provision for credit losses
Balance at end of year		2,216		1,849
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	1,583
Provision for credit losses
Balance at end of year		1,860	[4]	1,583	[3]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		165	[7]	265
Provision for credit losses
Remeasurement	[8]	(235)		(271)
Newly originated or purchased financial assets		47		41
Derecognition of financial assets and maturities		(8)		(9)
Changes in models and methodologies	[9]	(2)		(22)
Transfer to (from)stage 1		268		215
Transfer to (from)stage 2		(44)		(40)
Foreign exchange and other movements	[10]	5		(14)
Balance at end of year	[7]	196		165
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		165
Provision for credit losses
Balance at end of year		196		165
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		544	[7]	647
Provision for credit losses
Remeasurement	[8]	(620)		(686)
Newly originated or purchased financial assets		390		365
Derecognition of financial assets and maturities		(92)		(97)
Changes in models and methodologies	[9]	3		(68)
Transfer to (from)stage 1		620		658
Transfer to (from)stage 2		(207)		(231)
Transfer to (from)stage 3		(8)		(13)
Foreign exchange and other movements	[10]	(17)		(31)
Balance at end of year	[7]	613		544
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		544
Provision for credit losses
Balance at end of year		613		544
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		288	[7]	414
Provision for credit losses
Remeasurement	[8]	(319)		(361)
Newly originated or purchased financial assets		139		136
Derecognition of financial assets and maturities		(43)		(53)
Changes in models and methodologies	[9]			(38)
Transfer to (from)stage 1		390		335
Transfer to (from)stage 2		(128)		(135)
Foreign exchange and other movements	[10]	11		(10)
Balance at end of year	[7]	338		288
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		288
Provision for credit losses
Balance at end of year		338		288
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		997	[7]	1,326
Provision for credit losses
Remeasurement	[8]	(1,174)		(1,318)
Newly originated or purchased financial assets		576		542
Derecognition of financial assets and maturities		(143)		(159)
Changes in models and methodologies	[9]	1		(128)
Transfer to (from)stage 1		1,278		1,208
Transfer to (from)stage 2		(379)		(406)
Transfer to (from)stage 3		(8)		(13)
Foreign exchange and other movements	[10]	(1)		(55)
Balance at end of year	[7]	1,147		997
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	(66)		(210)
Newly originated or purchased financial assets		1,311		936
Derecognition of financial assets and maturities		(1,170)		(860)
Changes in models and methodologies	[9]			200
Transfer to (from)stage 1		120		154
Transfer to (from)stage 2		(89)		(110)
Transfer to (from)stage 3		(3)
Foreign exchange and other movements		12		(6)
Balance at end of period including off-balance sheet exposures	[7]	854		739
Less: Allowance for credits losses on off-balance sheet exposures	[6],[7]	(141)		(153)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		739		635
Provision for credit losses
Balance at end of year				739
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]	586
Provision for credit losses
Balance at end of year	[7]	713		586
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		586
Provision for credit losses
Balance at end of year		713		586
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	2,899
Provision for credit losses
Balance at end of year		3,262	[4]	2,899	[3]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		398	[7]	321
Provision for credit losses
Remeasurement	[8]	117		164
Derecognition of financial assets and maturities		(33)		(22)
Changes in models and methodologies	[9]	(14)		3
Transfer to (from)stage 1		(216)		(165)
Transfer to (from)stage 2		258		197
Transfer to (from)stage 3		(101)		(84)
Foreign exchange and other movements	[10]	15		(16)
Balance at end of year	[7]	424		398
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		398
Provision for credit losses
Balance at end of year		424		398
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,154	[7]	1,103
Provision for credit losses
Remeasurement	[8]	997		976
Derecognition of financial assets and maturities		(144)		(190)
Changes in models and methodologies	[9]	(33)		96
Transfer to (from)stage 1		(604)		(642)
Transfer to (from)stage 2		326		344
Transfer to (from)stage 3		(473)		(504)
Foreign exchange and other movements	[10]	(8)		(29)
Balance at end of year	[7]	1,215		1,154
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,154
Provision for credit losses
Balance at end of year		1,215		1,154
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		872	[7]	823
Provision for credit losses
Remeasurement	[8]	820		643
Derecognition of financial assets and maturities		(41)		(61)
Changes in models and methodologies	[9]	(10)		21
Transfer to (from)stage 1		(390)		(335)
Transfer to (from)stage 2		128		135
Transfer to (from)stage 3		(380)		(330)
Foreign exchange and other movements	[10]	18		(24)
Balance at end of year	[7]	1,017		872
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		872
Provision for credit losses
Balance at end of year		1,017		872
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,424	[7]	2,247
Provision for credit losses
Remeasurement	[8]	1,934		1,783
Derecognition of financial assets and maturities		(218)		(273)
Changes in models and methodologies	[9]	(57)		120
Transfer to (from)stage 1		(1,210)		(1,142)
Transfer to (from)stage 2		712		676
Transfer to (from)stage 3		(954)		(918)
Foreign exchange and other movements	[10]	25		(69)
Balance at end of year	[7]	2,656		2,424
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	335		288
Derecognition of financial assets and maturities		(145)		(126)
Changes in models and methodologies	[9]			37
Transfer to (from)stage 1		(120)		(154)
Transfer to (from)stage 2		94		114
Transfer to (from)stage 3		(33)		(21)
Foreign exchange and other movements		1		(33)
Balance at end of period including off-balance sheet exposures	[7]	640		508
Less: Allowance for credits losses on off-balance sheet exposures	[6],[7]	(34)		(33)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		508		403
Provision for credit losses
Balance at end of year				508
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]	475
Provision for credit losses
Balance at end of year	[7]	606		475
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		475
Provision for credit losses
Balance at end of year		606		475
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	2,054
Provision for credit losses
Balance at end of year		2,341	[4]	2,054	[3]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		645	[7]	498
Provision for credit losses
Remeasurement	[8]	423		373
Changes in models and methodologies	[9]	9
Transfer to (from)stage 1		(52)		(50)
Transfer to (from)stage 2		(214)		(157)
Transfer to (from)stage 3		101		84
Gross write-offs		(135)		(100)
Recoveries		25		24
Foreign exchange and other movements	[10]	38		(27)
Balance at end of year	[7]	840		645
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		645
Provision for credit losses
Balance at end of year		840		645
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		621	[7]	664
Provision for credit losses
Remeasurement	[8]	1,445		1,497
Changes in models and methodologies	[9]	5
Transfer to (from)stage 1		(16)		(16)
Transfer to (from)stage 2		(119)		(113)
Transfer to (from)stage 3		481		517
Gross write-offs		(2,127)		(2,145)
Recoveries		313		288
Foreign exchange and other movements	[10]	1		(71)
Balance at end of year	[7]	604		621
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		621
Provision for credit losses
Balance at end of year		604		621
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	853		835
Transfer to (from)stage 3		380		330
Gross write-offs		(1,466)		(1,356)
Recoveries		224		190
Foreign exchange and other movements	[10]	9		1
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,266	[7]	1,162
Provision for credit losses
Remeasurement	[8]	2,721		2,705
Changes in models and methodologies	[9]	14
Transfer to (from)stage 1		(68)		(66)
Transfer to (from)stage 2		(333)		(270)
Transfer to (from)stage 3		962		931
Gross write-offs		(3,728)		(3,601)
Recoveries		562		502
Foreign exchange and other movements	[10]	48		(97)
Balance at end of year	[7]	1,444		1,266
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	853		622
Derecognition of financial assets and maturities		(47)		(9)
Transfer to (from)stage 2		(5)		(4)
Transfer to (from)stage 3		36		21
Gross write-offs		(700)		(484)
Recoveries		58		60
Foreign exchange and other movements		(86)		(166)
Balance at end of period including off-balance sheet exposures	[7]	897		788
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		788		748
Provision for credit losses
Balance at end of year				788
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]	788
Provision for credit losses
Balance at end of year	[7]	897		788
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		788
Provision for credit losses
Balance at end of year		$ 897		$ 788

[1]	Excludes amounts associated with other assets of $(12). The provision for credit losses, net of these amounts, is $4,714.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(11). The provision for credit losses, net of these amounts, is $4,051.
[3]	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos which amounted to $200.
[4]	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos which amounted to $191.
[5]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[6]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[7]	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $439 (2024 – $443).
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[9]	Comprises changes due to enhanced IFRS 9 models, including changes to reflect previously established expert credit judgment overlays that are now incorporated in the model.
[10]	Divestitures are included in the foreign exchange and other movements.